Shareholder Fees - VIPMidCapPortfolio-InvestorPRO	Apr. 29, 2023 USD ($)
VIPMidCapPortfolio-InvestorPRO | VIP Mid Cap Portfolio
Shareholder Fees:
(fees paid directly from your investment)